Shareholders' Equity - In kind Distribution (Details) $ in Thousands		12 Months Ended
	Oct. 14, 2016 shares	Dec. 31, 2016 USD ($) shares	Aug. 31, 2016	Dec. 31, 2015 shares
Stock-based compensation
Number of ordinary shares of SINA outstanding | shares	70,881,168	70,937,000		69,840,000
Retained Earnings
Stock-based compensation
Increase (decrease) resulting from In-Kind distribution of consolidated entity's shares | $		$ (338,598)
Non-controlling Interests
Stock-based compensation
Increase (decrease) resulting from In-Kind distribution of consolidated entity's shares | $		$ 21,948
Class A ordinary shares | Weibo
Stock-based compensation
Ratio of Weibo share to each outstanding parent company's ordinary shares			0.1
Shares issued under In-Kind distribution (in shares) | shares	7,088,116